OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Other Receivables
OTHER RECEIVABLES	5. OTHER RECEIVABLES Other receivables mainly consist of a short-term loan to a third party, Dongguan Anxiang Technology Co., Ltd. and rental and utilities deposits which are fully refundable.